iShares
®
Core 30/70 Conservative Allocation ETF
Schedule of Investments
(unaudited)
April 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
(Formerly iShares
®
Core Conservative Allocation ETF)
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  18 .9%
iShares Core S&P 500 ETF .................. 200,059 $ 111,624,920
iShares Core S&P Mid-Cap ETF ............... 111,066 6,320,766
iShares Core S&P Small-Cap ETF ............. 29,178 2,921,593
120,867,279
a
Domestic Fixed Income  —  59 .2%
iShares Core Total USD Bond Market ETF ........ 8,217,082 378,396,626
a
International Equity  —  11 .5%
iShares Core MSCI Emerging Markets ETF ....... 376,533 20,396,793
iShares Core MSCI International Developed Markets
ETF ................................ 741,181 53,083,383
73,480,176
a
International Fixed Income  —  10 .4%
iShares Core International Aggregate Bond ETF .... 1,304,923 66,316,187
a
Total Long-Term Investments — 100.0%
(Cost: $ 688,097,369 ) ................................ 639,060,268
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (b)
............................ 879,990 $ 879,990
a
Total Short-Term Securities — 0.1%
(Cost: $ 879,990 ) ................................... 879,990
Total Investments — 100.1%
(Cost: $ 688,977,359 ) ................................ 639,940,258
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (335,722)
Net Assets — 100.0% ................................. $ 639,604,536
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares
(a)
.. $ — $ 150
(b)
$ — $ (150) $ — $ — — $ 14,425
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 447,253 432,737
(b)
— — — 879,990 879,990 29,169 —
iShares Core
International
Aggregate Bond ETF 59,772,768 32,178,772 (25,009,617) (499,121) (126,615) 66,316,187 1,304,923 3,084,591 —
iShares Core MSCI
Emerging Markets
ETF ........... 17,576,457 10,402,745 (7,482,821) 22,365 (121,953) 20,396,793 376,533 473,600 —
iShares Core MSCI
International
Developed Markets
ETF ........... 49,618,930 24,952,644 (24,393,689) 1,218,241 1,687,257 53,083,383 741,181 849,867 —
iShares Core S&P 500
ETF ........... 101,443,475 59,234,081 (50,071,950) 11,226,612 (10,207,298) 111,624,920 200,059 1,170,985 —
iShares Core S&P Mid-
Cap ETF ........ 6,167,874 3,468,302 (2,818,930) 447,396 (943,876) 6,320,766 111,066 70,884 —
iShares Core S&P Small-
Cap ETF ........ 2,796,493 1,749,465 (1,157,875) 139,682 (606,172) 2,921,593 29,178 53,426 —
iShares Core Total USD
Bond Market ETF .. 340,724,367 187,220,493 (147,987,960) (1,395,619) (164,655) 378,396,626 8,217,082 11,284,586 —
$ 11,159,406 $ (10,483,312)
$ 639,940,258
$ 17,031,533 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core 30/70 Conservative Allocation ETF
2
(Formerly iShares
®
Core Conservative Allocation ETF)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 639,060,268  $ —  $ —  $ 639,060,268
Short-Term Securities
Money Market Funds ...................................... 879,990  —  —  879,990
$ 639,940,258  $ —  $ —  $ 639,940,258